High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 93 .64%
BANK LOANS — 15 .82% *
Automotive — 0 .38%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
9.85% 03/30/27
1
$ 1,714,685 $ 1,614,667
Communications — 1 .00%
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
10.50% 05/01/26
†,1,2,3,4
355,886 —
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
7.72% 08/19/26
1,5
1,012,472 927,931
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
11.47% 10/19/26
1
875,000 712,184
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
9.76% 04/11/29
1
883,262 795,095
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.79% 04/22/25
1
668,750 672,653
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.28%)
7.72% 03/31/31
1
681,000 675,555
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.47% 03/09/27
1
500,000 469,395
4,252,813
Consumer Discretionary — 1 .00%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.05% 07/31/28
1
1,370,076 1,372,939
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
8.42% 04/05/28
1
976,743 695,929
(SOFR plus 5.26%)
9.92% 04/05/28
1,6
1,046,369 411,574
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.43% 01/24/30
1
2,891,000 1,022,691
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Pegasus Bidco BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 3.25%)
7.77% 07/12/29
1,7
$ 720,239 $ 727,895
4,231,028
Diversified REITs — 0 .29%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 01/25/31
1
1,234,078 1,235,411
Electric — 1 .03%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.11% 09/30/31
1
1,174,556 1,184,246
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.61% 08/01/30
1
1,118,077 1,135,251
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.83% 10/29/31
1
704,734 710,372
Potomac Energy Center LLC,
Term Loan, 1st Lien
(SOFR plus 6.00%)
10.96% 11/12/26
1
648,000 653,670
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
1
650,769 656,463
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
1
40,568 40,923
4,380,925
Energy — 0 .09%
WaterBridge Midstream Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.08% 06/27/29
1
374,063 373,127
Entertainment — 0 .38%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.24% 08/13/31
1
1,603,000 1,612,017
Finance — 0 .39%
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.40% 12/10/31
1
1,680,000 1,676,564

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food — 1 .15%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 10/01/25
1
$ 809,088 $ 794,120
Term Loan, 2nd Lien
(SOFR plus 7.75%)
12.20% 10/01/26
1
750,000 678,615
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.11% 10/25/27
1
1,113,750 1,124,191
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.58% 06/09/28
1
648,326 625,472
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/25/31
1
1,626,825 1,656,515
4,878,913
Gaming — 0 .25%
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
8.58% 08/01/30
1,7
1,075,469 1,079,024
Health Care — 1 .63%
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.11% 12/23/27
1
696,482 700,835
Auris Luxembourg III SARL,
Term Loan B4, 1st Lien (Luxembourg)
(SOFR plus 3.75%)
8.18% 02/28/29
1,7
901,393 913,223
eResearch Technology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.36% 02/04/27
1
835,025 841,221
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.86% 04/28/28
1
785,068 787,643
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.08% 07/01/31
1
2,288,500 2,174,075
Pluto Acquisition I, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.50%)
9.84% 06/20/28
1
730,000 747,338
Sotera Health Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.84% 05/30/31
1
448,875 450,560
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 09/27/30
1
$ 311,486 $ 304,828
6,919,723
Health Care REITs — 0 .09%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.36% 07/17/28
1
382,937 380,377
Hotel & Resort REITs — 0 .21%
OEG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.85% 06/30/31
1
897,750 899,994
Industrials — 2 .43%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.83% 02/15/31
1
1,183,556 1,175,254
Convergint Technologies,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 03/31/28
1,8
1,087,079 1,099,988
DG Investment Intermediate Holdings 2, Inc.,
Term Loan, 2nd Lien
(SOFR plus 6.86%)
11.22% 03/30/29
1
700,000 698,579
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/26/29
1
1,741,094 1,757,417
Engineering Research and Consulting LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.51% 08/15/31
1
702,000 700,245
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 08/03/26
1
748,944 686,325
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(SOFR plus 5.00%)
9.57% 10/02/28
1,6
515,087 532,474
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.52% - 8.66% 09/15/28
1
1,715,173 1,722,677
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.99% 10/24/31
1
650,000 653,656

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Verde Purchaser LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.83% 11/30/30
1
$ 1,308,425 $ 1,314,149
10,340,764
Information Technology — 3 .20%
Amentum Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.61% 09/29/31
1
1,000,000 997,705
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.34% 07/30/31
1
500,000 504,745
Term Loan, 2nd Lien
(SOFR plus 5.75%)
10.34% 07/03/32
1
500,000 493,335
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.11% 12/29/28
1
548,586 533,031
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.52% 12/12/29
1
1,383,033 1,392,831
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09% 08/14/25
1
1,714,698 1,629,495
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.21% 02/06/31
1
2,383,040 2,415,807
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.82% 05/03/28
1
739,003 740,223
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 03/06/28
1
748,125 755,606
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.29% 10/16/28
1
1,971,267 1,844,987
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.71% 03/04/28
1
631,130 534,343
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% - 8.36% 11/17/29
1
1,780,641 1,783,241
13,625,349
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance — 0 .50%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.11% 02/15/27
1
$ 698,250 $ 700,596
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
9.72% 01/20/29
1
195,000 188,799
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.72% 12/23/26
1
1,253,762 1,254,345
2,143,740
Materials — 0 .17%
Amer Rock Salt Co. LLC,
Delayed-Draw Term Loan
(SOFR plus 4.00%)
11.70% 06/12/28
1,9
146,506 148,581
Term Loan, 1st Lien
(SOFR plus 4.00%)
11.78% 06/12/28
1
552,982 560,815
709,396
Retail — 0 .73%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.11% 09/20/30
1,7
1,888,013 1,881,329
Tacala Investment Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.86% 01/31/31
1
1,203,421 1,214,703
3,096,032
Services — 0 .90%
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.27% 10/16/31
1
704,734 712,334
Fugue Finance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.26% 02/26/31
1
497,500 501,542
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
1
138,889 137,847
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
1
361,111 358,403
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.86% 11/14/30
1
1,440,654 1,446,510

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.83% 08/12/30
1
$ 669,946 $ 675,450
3,832,086
Total Bank Loans
(Cost $68,835,075) 67,281,950
CORPORATES — 75 .18% *
Automobile Components — 0 .25%
Allison Transmission, Inc.
3.75% 01/30/31
10
1,180,000 1,045,310
Banking — 1 .99%
Bank of America Corp.,
Series RR, NVS
4.38%
11,12
2,040,000 1,969,847
Bank of New York Mellon Corp. (The),
Series I, NVS
3.75%
11,12
2,515,000 2,384,727
JPMorgan Chase & Co.,
Series KK
3.65%
11,12
805,000 782,720
U.S. Bancorp,
NVS
3.70%
11,12
3,515,000 3,332,511
8,469,805
Communications — 10 .54%
Altice France Holding SA
(Luxembourg)
10.50% 05/15/27
7,10
1,562,000 455,176
Altice France SA
(France)
5.13% 01/15/29
7,10
1,628,000 1,235,587
5.50% 10/15/29
7,10
1,189,000 907,116
8.13% 02/01/27
7,10
1,537,000 1,249,124
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
10
1,825,000 1,668,118
5.13% 05/01/27
10
3,025,000 2,974,406
5.50% 05/01/26
10
7,579,000 7,561,824
Cogent Communications Group LLC,
7.00% 06/15/27
10
790,000 793,408
Consolidated Communications, Inc.
6.50% 10/01/28
10
1,595,000 1,538,129
CSC Holdings LLC
6.50% 02/01/29
10
6,863,000 5,779,695
7.50% 04/01/28
10
991,000 680,851
11.25% 05/15/28
10
565,000 557,520
11.75% 01/31/29
10
118,000 116,707
DISH DBS Corp.
7.38% 07/01/28 2,365,000 1,691,444
EchoStar Corp.
10.75% 11/30/29 2,640,000 2,841,562
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Frontier Communications Holdings LLC
5.00% 05/01/28
10
$ 895,000 $ 878,884
5.88% 10/15/27
10
599,000 597,508
6.75% 05/01/29
10
1,922,000 1,932,585
8.63% 03/15/31
10
2,530,000 2,692,876
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
7
1,095,000 1,066,555
Nexstar Media, Inc.
4.75% 11/01/28
10
450,000 420,110
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
10
1,040,000 760,788
Sirius XM Radio LLC
3.88% 09/01/31
10
1,087,000 911,234
4.00% 07/15/28
10
500,000 461,503
5.50% 07/01/29
10
770,000 739,367
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
7,10
2,442,000 2,165,384
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
7
1,260,000 1,212,463
Windstream Services LLC/Windstream Escrow Finance
Corp.
8.25% 10/01/31
10
915,000 945,539
44,835,463
Consumer Discretionary — 4 .85%
BAT Capital Corp.
5.28% 04/02/50 1,517,000 1,331,378
Central Garden & Pet Co.
4.13% 04/30/31
10
1,215,000 1,077,469
Choice Hotels International, Inc.
5.85% 08/01/34 1,000,000 1,003,402
Crocs, Inc.
4.13% 08/15/31
10
1,474,000 1,285,585
Everi Holdings, Inc.
5.00% 07/15/29
10
2,873,000 2,875,200
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
10
2,673,000 2,323,655
Imperial Brands Finance Netherlands BV
(EMTN)
(Netherlands)
1.75% 03/18/33
7
770,000 678,385
Spectrum Brands, Inc.
3.88% 03/15/31
10
1,458,000 1,256,986
Triton Water Holdings, Inc.
6.25% 04/01/29
10
2,203,000 2,188,307
WarnerMedia Holdings, Inc.
5.14% 03/15/52 5,810,000 4,331,309
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
10
2,399,000 2,281,381
20,633,057

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs — 2 .98%
American Assets Trust LP
3.38% 02/01/31 $ 3,170,000 $ 2,764,955
GLP Capital LP/GLP Financing II, Inc.
5.25% 06/01/25 3,490,000 3,488,532
5.75% 06/01/28 1,820,000 1,837,143
6.75% 12/01/33 750,000 796,035
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
10
3,820,000 3,808,602
12,695,267
Electric — 1 .08%
Alpha Generation LLC
6.75% 10/15/32
10
1,065,000 1,053,839
NextEra Energy Operating Partners LP
7.25% 01/15/29
10
1,360,000 1,392,626
Pike Corp.
8.63% 01/31/31
10
2,019,000 2,133,590
4,580,055
Energy — 5 .56%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88% 08/20/26 1,143,000 1,105,636
9.38% 06/01/28
10
1,085,000 1,045,907
Archrock Partners LP/Archrock Partners Finance Corp.
6.63% 09/01/32
10
1,200,000 1,202,412
Energy Transfer LP,
Series B, NVS
6.63%
11,12
2,457,000 2,420,578
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 849,000 843,906
8.25% 01/15/32
10
750,000 772,303
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 02/15/29
10
710,000 720,086
8.38% 02/15/32
10
190,000 191,568
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
7
524,000 442,848
Rockies Express Pipeline LLC
6.88% 04/15/40
10
373,000 355,238
Sunoco LP
7.00% 05/01/29
10
1,240,000 1,273,151
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 1,779,000 1,769,172
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
7,10
975,000 975,274
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
7,10
700,000 715,297
USA Compression Partners LP/USA Compression Finance
Corp.
7.13% 03/15/29
10
2,955,000 3,008,232
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
10
2,300,000 2,064,468
6.25% 01/15/30
10
395,000 399,625
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Venture Global LNG, Inc.
7.00% 01/15/30
10
$ 2,417,000 $ 2,455,907
9.88% 02/01/32
10
1,704,000 1,873,723
23,635,331
Entertainment — 0 .96%
Banijay Entertainment SAS Term Loan B, 1st Lien
(France)
8.13% 05/01/29
7,10
1,040,000 1,079,067
Live Nation Entertainment, Inc.
5.63% 03/15/26
10
1,655,000 1,652,395
WMG Acquisition Corp.
3.75% 12/01/29
10
1,476,000 1,360,875
4,092,337
Finance — 5 .11%
American Express Co.,
NVS
3.55%
11,12
2,150,000 2,058,676
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
7,10
1,923,000 1,783,810
Charles Schwab Corp. (The)
Series K, NVS
5.00%
11,12
2,430,000 2,364,910
Cushman & Wakefield U.S. Borrower LLC
8.88% 09/01/31
10
717,000 772,326
Ford Motor Credit Co. LLC
2.30% 02/10/25 2,150,000 2,143,671
3.38% 11/13/25 4,925,000 4,850,879
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
7,10
775,000 800,162
8.00% 06/15/28
7,10
352,000 369,781
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00% 06/15/30 1,290,000 1,241,284
9.75% 01/15/29 970,000 973,547
10.00% 11/15/29
10
1,119,000 1,122,689
Jane Street Group/JSG Finance, Inc.
6.13% 11/01/32
10
1,000,000 990,289
Macquarie AirFinance Holdings Ltd.
(United Kingdom)
6.40% 03/26/29
7,10
1,200,000 1,236,109
Saks Global Enterprises LLC
11.00% 12/15/29
10
1,075,000 1,036,322
21,744,455
Food — 3 .60%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
10
290,000 279,432
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
7
1,500,000 1,325,374
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
10,13,14
1,387,000 43,311

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
Pilgrim's Pride Corp.
3.50% 03/01/32 $ 6,356,000 $ 5,486,075
Post Holdings, Inc.
4.50% 09/15/31
10
3,515,000 3,156,013
4.63% 04/15/30
10
1,725,000 1,593,059
5.50% 12/15/29
10
3,530,000 3,418,500
15,301,764
Gaming — 1 .54%
Flutter Treasury DAC,
(Ireland)
5.00% 04/29/29
7,10
650,000 701,721
Great Canadian Gaming Corp.
(Canada)
8.75% 11/15/29
7,10
1,000,000 1,028,395
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25% 05/15/27
10
4,854,000 4,803,604
6,533,720
Health Care — 12 .12%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
7,10
3,185,000 3,181,478
180 Medical, Inc.
3.88% 10/15/29
10
1,250,000 1,141,581
Bausch + Lomb Corp.
(Canada)
8.38% 10/01/28
7,10
815,000 852,812
Bausch Health Cos., Inc.
(Canada)
14.00% 10/15/30
7,10
192,000 179,312
Bayer U.S. Finance LLC
6.50% 11/21/33
10
1,423,000 1,447,769
Centene Corp.
2.45% 07/15/28 2,404,000 2,167,941
2.63% 08/01/31 1,219,000 1,004,075
3.00% 10/15/30 865,000 746,964
4.25% 12/15/27 8,170,000 7,914,927
CVS Health Corp.
6.75% 12/10/54
12
1,505,000 1,479,472
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
7
1,965,000 1,841,450
7.50% 05/01/30
7
805,000 874,519
HAH Group Holding Co. LLC
9.75% 10/01/31
10
1,415,000 1,418,267
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% 04/30/28
10
791,000 840,132
Kedrion SpA
(Italy)
6.50% 09/01/29
7,10
2,670,000 2,514,410
ModivCare, Inc.
5.00% 10/01/29
10
3,455,000 2,045,434
Molina Healthcare, Inc.
4.38% 06/15/28
10
900,000 854,523
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
6.25% 01/15/33
10
$ 900,000 $ 889,852
Option Care Health, Inc.
4.38% 10/31/29
10
1,000,000 924,687
Prestige Brands, Inc.
3.75% 04/01/31
10
1,847,000 1,625,304
Prime Healthcare Services, Inc.
9.38% 09/01/29
10
635,000 618,853
Sotera Health Holdings LLC
7.38% 06/01/31
10
1,190,000 1,205,939
Star Parent, Inc.
9.00% 10/01/30
10
700,000 727,468
Teleflex, Inc.
4.25% 06/01/28
10
1,729,000 1,643,959
Tenet Healthcare Corp.
4.63% 06/15/28 4,350,000 4,170,720
5.13% 11/01/27 7,993,000 7,846,968
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13% 09/15/31
7
1,257,000 1,406,358
51,565,174
Industrials — 6 .84%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
7,10
900,000 784,358
5.25% 08/15/27
7,10
1,272,000 727,175
Artera Services LLC
8.50% 02/15/31
10
170,000 165,365
Ball Corp.
5.25% 07/01/25 5,000,000 4,995,810
Berry Global, Inc.
4.88% 07/15/26
10
943,000 940,784
5.65% 01/15/34
10
1,205,000 1,211,300
Clydesdale Acquisition Holdings, Inc.
6.63% 04/15/29
10
150,000 151,155
Energizer Holdings, Inc.
4.38% 03/31/29
10
1,120,000 1,043,156
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.27% 08/15/36
1
1,300,000 1,226,591
Graphic Packaging International LLC
4.75% 07/15/27
10
1,825,000 1,785,444
6.38% 07/15/32
10
600,000 602,434
II-VI, Inc.
5.00% 12/15/29
10
566,000 540,357
IMA Industria Macchine Automatiche SpA
(Italy)
(3-Month Euribor plus 3.75%)
6.93% 04/15/29
1,7,10
850,000 886,101
OT Merger Corp.
7.88% 10/15/29
10
2,808,000 1,240,668
Paprec Holding SA
(France)
7.25% 11/17/29
7,10
900,000 991,139

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
4.00% 12/01/27
10
$ 500,000 $ 477,917
Sensata Technologies BV
(Netherlands)
4.00% 04/15/29
7,10
2,500,000 2,298,278
TK Elevator U.S. Newco, Inc.
5.25% 07/15/27
10
1,180,000 1,156,604
TransDigm, Inc.
4.88% 05/01/29 2,435,000 2,297,610
6.38% 03/01/29
10
4,143,000 4,164,802
6.88% 12/15/30
10
905,000 921,624
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
7,10
506,000 499,919
29,108,591
Information Technology — 5 .21%
Amentum Holdings, Inc.
7.25% 08/01/32
10
750,000 756,874
Central Parent LLC/CDK Global II LLC/CDK Financing Co.,
Inc.
8.00% 06/15/29
10
1,400,000 1,421,458
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75% 05/01/29
10
1,771,000 1,816,162
Insight Enterprises, Inc.
6.63% 05/15/32
10
1,150,000 1,158,967
NCR Voyix Corp.
5.13% 04/15/29
10
1,015,000 972,191
Open Text Corp.
(Canada)
6.90% 12/01/27
7,10
3,302,000 3,411,506
RingCentral, Inc.
8.50% 08/15/30
10
616,000 653,123
Science Applications International Corp.
4.88% 04/01/28
10
2,023,000 1,948,647
SS&C Technologies, Inc.
5.50% 09/30/27
10
4,400,000 4,354,932
Uber Technologies, Inc.
7.50% 09/15/27
10
2,506,000 2,552,905
Zebra Technologies Corp.
6.50% 06/01/32
10
750,000 761,153
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% 02/01/29
10
2,575,000 2,338,664
22,146,582
Insurance — 1 .13%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 04/15/28
10
450,000 450,945
7.00% 01/15/31
10
930,000 934,058
AmWINS Group, Inc.
6.38% 02/15/29
10
545,000 548,030
Farmers Insurance Exchange
7.00% 10/15/64
10,12
1,650,000 1,703,725
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
HUB International Ltd.
7.25% 06/15/30
10
$ 455,000 $ 467,045
Panther Escrow Issuer LLC
7.13% 06/01/31
10
695,000 702,440
4,806,243
Materials — 2 .04%
ATI, Inc.
5.13% 10/01/31 857,000 807,148
7.25% 08/15/30 550,000 566,576
Axalta Coating Systems, LLC
3.38% 02/15/29
10
1,183,000 1,077,067
Clearwater Paper Corp.
4.75% 08/15/28
10
2,933,000 2,772,182
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
7,10
339,000 312,654
SCIH Salt Holdings, Inc.
4.88% 05/01/28
10
272,000 256,450
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
7,10
1,168,000 1,090,575
Valvoline, Inc.
3.63% 06/15/31
10
2,112,000 1,803,092
8,685,744
Office REITs — 0 .65%
Hudson Pacific Properties LP
3.95% 11/01/27 2,385,000 2,072,889
Piedmont Operating Partnership LP
2.75% 04/01/32 418,000 333,240
6.88% 07/15/29 345,000 354,876
2,761,005
Retail — 4 .04%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
10
1,217,000 1,098,435
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
10
2,240,000 2,210,560
5.88% 04/01/29
10
3,842,000 3,517,384
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
10
647,000 597,305
FirstCash, Inc.
5.63% 01/01/30
10
2,071,000 1,998,446
Lithia Motors, Inc.
3.88% 06/01/29
10
875,000 800,609
Michaels Cos., Inc. (The)
5.25% 05/01/28
10
685,000 518,009
7.88% 05/01/29
10
773,000 470,351
Murphy Oil USA, Inc.
3.75% 02/15/31
10
1,293,000 1,139,095
Papa John's International, Inc.
3.88% 09/15/29
10
3,210,000 2,879,852
Staples, Inc.
10.75% 09/01/29
10
650,000 640,347

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance
Corp.
5.00% 06/01/31
10
$ 810,000 $ 723,672
Yum! Brands, Inc.
3.63% 03/15/31 650,000 575,786
17,169,851
Services — 3 .91%
Adtalem Global Education, Inc.
5.50% 03/01/28
10
2,036,000 1,994,794
Allied Universal Holdco LLC
7.88% 02/15/31
10
1,060,000 1,085,226
Block, Inc.
3.50% 06/01/31 1,745,000 1,536,837
Carriage Services, Inc.
4.25% 05/15/29
10
1,400,000 1,275,791
Deluxe Corp.
8.13% 09/15/29
10
700,000 710,542
HealthEquity, Inc.
4.50% 10/01/29
10
1,204,000 1,129,612
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
10
300,000 280,954
5.75% 04/15/26
10
3,100,000 3,101,852
Raven Acquisition Holdings LLC
6.88% 11/15/31
10
884,000 876,615
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75% 08/15/32
10
1,040,000 1,058,768
Upbound Group, Inc.
6.38% 02/15/29
10
1,770,000 1,722,297
VT Topco, Inc.
8.50% 08/15/30
10
689,000 730,507
Waste Pro USA, Inc.
5.50% 02/15/26
10
724,000 723,468
Worldline SA
(France)
0.00% 07/30/25
7,15
150 18,056
0.00% 07/30/26
7,15
3,800 378,750
16,624,069
Specialized REITs — 0 .65%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.92% 10/06/51
7
750,000 636,433
Greystar Real Estate Partners LLC
7.75% 09/01/30
10
1,150,000 1,216,116
Iron Mountain, Inc.
6.25% 01/15/33
10
935,000 933,760
2,786,309
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Water — 0 .13%
Holding d'Infrastructures des Metiers de l'Environnement
(France)
4.88% 10/24/29
7
$ 500,000 $ 533,152
Total Corporates
(Cost $325,827,965) 319,753,284
MUNICIPAL BONDS — 0 .26% *
Arizona — 0 .26%
Maricopa County Industrial Development Authority Revenue
Bonds
7.38% 10/01/29
10
1,075,000 1,095,898
Total Municipal Bonds
(Cost $1,075,000)
U.S. TREASURY SECURITIES — 2 .38%
U.S. Treasury Bonds — 0 .02%
U.S. Treasury Bonds
4.50% 11/15/54 80,000 76,406
U.S. Treasury Notes — 2 .36%
U.S. Treasury Notes
4.13% 11/30/29 1,505,000 1,488,539
4.25% 11/30/26 760,000 760,000
4.25% 12/31/26 1,585,000 1,585,217
4.25% 11/15/34 185,000 180,303
4.38% 12/31/29 6,045,000 6,042,875
10,056,934
Total U.S. Treasury Securities
(Cost $10,108,554) 10,133,340
Total Bonds — 93 .64%
(Cost $405,846,594)
398,264,472
Issues Shares Value
COMMON STOCK — 0 .59%
Communications — 0 .59%
Intelsat Emergence SA
2,3,7,14
(Luxembourg) 82,701 2,517,212
Total Common Stock
(Cost $2,740,861)
WARRANT — 0 .00%
Communications — 0 .00%
Intelsat Jackson Holdings SA,
2,3,7,14
(Luxembourg) 16 25
Entertainment — 0 .00%
Crown Finance US, Inc.
†,2,3,14
(United Kingdom) 288,340 —
Total Warrant
(Cost $60) 25

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Date of
Purchase
Security
Amortized
Cost
Value
% of
Total
Net
Assets
06/13/23
Cyxtera DC Holdings, Inc., Term
Loan B, 1st Lien (SOFR plus
3.00%), 10.50%, 05/01/26
$ 355,886
—
—
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 5 .32%
Money Market Funds — 5 .32%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
16
298,792 $ 298,792
TCW Central Cash Fund
0.01%
16,17
22,334,680 22,334,680
Total Short-Term Investments
(Cost $22,633,472) 22,633,472
Total Investments - 99.55%
(Cost $431,220,987) 423,415,181
Net unrealized appreciation on unfunded commitments
- 0.00% 7,479
Cash and Other Assets, Less Liabilities - 0.45% 1,887,502
Net Assets - 100.00% $ 425,310,162
1
Floating rate security. The rate disclosed was in effect at December 31, 2024.
2
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
3
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,517,237, which is 0.59% of total net assets.
4
Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:
5
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
6
Payment-in-kind (“PIK”) security.
7
Foreign denominated security issued by foreign domiciled entity.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $88,652, at an interest rate of 8.69% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of
0.25% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $446,513, at an interest rate of 11.70% and a maturity of June 12, 2028. The investment is not accruing an unused commitment fee.
10
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
11
Perpetual security with no stated maturity date.
12
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
13
Security is currently in default with regard to scheduled interest or principal payments.
14
Non-income producing security.
15
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
16
Represents the current yield as of December 31, 2024.
17
Affiliated investment.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 892,116 EUR 839,000 Goldman Sachs International 01/17/25 $ 22,747
USD 667,972 EUR 632,000 The Bank of New York Mellon 01/17/25 13,095
USD 12,215,172 EUR 11,091,000 Citibank N.A. 01/17/25 722,715
USD 643,383 GBP 506,000 Goldman Sachs International 01/17/25 9,760
768,317
EUR 897,000 USD 986,100 Goldman Sachs International 01/17/25 (56,631)
EUR 592,000 USD 626,175 Bank of America N.A. 01/17/25 (12,746)
EUR 802,000 USD 878,956 Citibank N.A. 01/17/25 (47,927)
(117,304)
NET UNREALIZED APPRECIATION $ 651,013

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 562 03/31/25 $ 59,743,236 $ (240,506) $ (240,506)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Two-Year Note 139 03/31/25 (28,579,703) (4,557) (4,557)
Euro-Bobl Future 35 03/06/25 (4,271,541) 53,968 53,968
U.S. Treasury Ultra Bond 11 03/20/25 (1,307,969) 37,232 37,232
Euro-Bund Future 11 03/06/25 (1,519,948) 41,789 41,789
U.S. Treasury Ten-Year Ultra Bond 10 03/20/25 (1,113,125) 30,763 30,763
Long Gilt Future 9 03/27/25 (1,041,609) 2,484 2,484
Euro-Schatz Future 7 03/06/25 (775,481) 3,434 3,434
(38,609,376) 165,113 165,113
TOTAL FUTURES CONTRACTS $ 21,133,860 $ (75,393) $ (75,393)

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 22,633,472 $ — $ — $ 22,633,472
Long-Term Investments:
Bank Loans — 67,281,950 — 67,281,950
Common Stock — — 2,517,212 2,517,212
Corporates — 319,753,284 — 319,753,284
Municipal Bonds — 1,095,898 — 1,095,898
U.S. Treasury Securities 10,133,340 — — 10,133,340
Unfunded Commitments Appreciation — 7,479 — 7,479
Warrant — — 25 25
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 768,317 — 768,317
Futures Contracts
Interest Rate Risk 169,670 — — 169,670
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (117,304) — (117,304)
Futures Contracts
Interest Rate Risk (245,063) — — (245,063)
Total $ 32,691,419 $ 388,789,624 $ 2,517,237 $ 423,998,280
*Other financial instruments include foreign currency exchange contracts and futures.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
BANK
LOANS
COMMON
STOCK CORPORATES WARRANT TOTAL
Balance as of
April 1, 2024 $ — $ 2,034,867 $ 1,360 $ 16 $ 2,036,243
Accrued discounts/premiums 27,260 — — — 27,260
Realized (loss) — — (1,384,946) — (1,384,946)
Change in unrealized appreciation (depreciation)* (45,530) 274,540 1,386,712 9 1,615,731
Purchases — 207,805 — — 207,805
Sales — — (3,126) — (3,126)
Transfers into Level 3** 18,270 — — — 18,270
Transfers out of Level 3** — — — — —
Balance as of
December 31, 2024
$ — $ 2,517,212 $ — $ 25 $ 2,517,237
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $229,020 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $18,270 transferred from level 2 to level 3 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $— Broker Quote Offered Quote $— $— Increase
Common Stock $2,517,212 Third-Party Vendor Vendor Prices $30.44 $30.44 Increase
Warrant $— Broker Quote Offered Quote $— $— Increase
Warrant $25 Third-Party Vendor Vendor Prices $1.59 $1.59 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
Homer City Holdings LLC
*
$— $— $(251,454) $— $— — $(26,920,367) $27,171,821
TCW Central Cash Fund $— $187,234,680 $(164,900,000) $896,821 $22,334,680 22,334,680 $— $—
* Affiliates not held at period end.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
COMMITMENTS AND CONTINGENCIES
The High Yield Bond Fund had the following unfunded commitments and unrealized gain (loss) as of December 31, 2024:
HIGH YIELD BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
DG Investment Intermediate Holdings 2, Inc., Delayed-Draw Term Loan,
1st Lien March 2028 $ 88,652 $ 1,242
Amer Rock Salt Co. LLC, Delayed-Draw Term Loan June 2028 446,513 6,237
Total Unfunded Commitments $ 535,165 $ 7,479